UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       Dickstein Partners Inc.
Address:    660 Madison Avenue, 16th Floor
            New York, NY 10021
            Leigh Waxman, (212) 754-4000, Vice President

Form 13F File Number:    28-4300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Leigh Waxman
Title:    Vice President
Phone:    (212) 754-4000

Signature, Place, and Date of Signing:

      /s/ Leigh Waxman              New York, NY             11/14/2005
    ----------------------    -------------------------   ----------------
          [Signature]              [City, State]                [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       50

Form 13F Information Table Value Total:       $277,459 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1.        28-4210                  Mark Dickstein*

*Mark Dickstein is the president and sole director of Dickstein Partners Inc. and all investment and trading decisions are made under his direction.

 FORM 13F INFORMATION TABLE
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

                                                                                                                     Column 8
  Column 1        Column 2       Column 3     Column 4                 Column 5             Column 6    Column 7      Voting
                                                                                                                     Authority
Name of Issuer Title of Class CUSIP Number Value (X$1000) Shares or PRN   SH/PRN Put/Call   Investment   Other    Sole  Shared None
                                                                AMT                         Discretion  Managers

AMR Corp             Com        001765 10 6     8,510        760,500                  Call      Sole         1
Altria Group Inc     Com        02209S 10 3     9,840        133,500      SH                    Sole         1  133,500
Altria Group Inc     Com        02209S 10 3     3,324         45,100                  Call      Sole         1
Altria Group Inc     Com        02209S 10 3       995         13,500                  Put       Sole         1
American Express Co  Com        025816 10 9     1,666         29,000      SH                    Sole         1   29,000
American Express Co  Com        025816 10 9     9,765        170,000                  Call      Sole         1
American Express Co  Com        025816 10 9     1,666         29,000                  Put       Sole         1
Amgen Inc            Com        031162 10 0     1,593         20,000                  Call      Sole         1
Burlington Res Inc   Com        122014 10 3       244          3,000      SH                    Sole         1    3,000
Burlington Res Inc   Com        122014 10 3     1,952         24,000                  Call      Sole         1
Burlington Res Inc   Com        122014 10 3       651          8,000                  Put       Sole         1
Cheniere Energy Inc  Com New    16411R 20 8       993         24,000      SH                    Sole         1   24,000
Cheniere Energy Inc  Com New    16411R 20 8     3,102         75,000                  Call      Sole         1
Cheniere Energy Inc  Com New    16411R 20 8       993         24,000                  Put       Sole         1
Chesapeake Energy    Com        165167 10 7     1,530         40,000                  Call      Sole         1
Corp
Commerce Bancorp     Com        200519 10 6    39,004      1,270,900                  Put       Sole         1
Inc NJ
Encana Corp          Com        292505 10 4       553          9,500      SH                    Sole         1    9,500
Encana Corp          Com        292505 10 4     2,912         50,000                  Call      Sole         1
Exxon Mobil Corp     Com        30231G 10 2     3,812         60,000                  Call      Sole         1
Freescale            Com CL A   35687M 10 7       819         35,000      SH                    Sole         1   35,000
Semiconductor Inc
Freescale            Com CL A   35687M 10 7     5,499        235,000                  Call      Sole         1
Semiconductor Inc
Freescale            Com CL A   35687M 10 7       585         25,000                  Put       Sole         1
Semiconductor Inc
General Mtrs Corp    Com        370442 10 5     2,449         80,000                  Put       Sole         1
Google Inc           CL A       38259P 50 8    18,988         60,000                  Call      Sole         1
Guidant Corp         Com        401698 10 5     4,478         65,000      SH                    Sole         1   65,000
Hospira Inc          Com        441060 10 0     3,373         82,400      SH                    Sole         1   82,400
Hospira Inc          Com        441060 10 0     4,584        112,000                  Call      Sole         1
Hospira Inc          Com        441060 10 0     4,036         98,600                  Put       Sole         1
IAC InteractiveCorp  Com New    44919P 30 0     4,031        159,000                  Call      Sole         1
Jones Apparel        Com        480074 10 3       855         30,000                  Put       Sole         1
Group Inc
Joy Global Inc       Com        481165 10 8     8,509        169,000      SH                    Sole         1  169,000
Joy Global Inc       Com        481165 10 8     7,845        155,800                  Put       Sole         1
JPMorgan & Chase     Com        46625H 10 0     6,752        199,000                  Call      Sole         1
& Co
Metlife Inc          Com        59156R 10 8     1,196         24,000      SH                    Sole         1   24,000
Metlife Inc          Com        59156R 10 8     3,738         75,000                  Call      Sole         1
Metlife Inc          Com        59156R 10 8     1,196         24,000                  Put       Sole         1
Omnicare Inc         Com        681904 10 8       810         14,400      SH                    Sole         1   14,400
Omnicare Inc         Com        681904 10 8     2,532         45,000                  Call      Sole         1
Omnicare Inc         Com        681904 10 8       810         14,400                  Put       Sole         1
Pall Corp            Com        696429 30 7     2,173         79,000                  Call      Sole         1
Procter & Gamble     Com        742718 10 9    16,589        279,000                  Call      Sole         1
Co
Southwest Airls      Com        844741 10 8     5,940        400,000                  Put       Sole         1
Co
Time Warner Inc      Com        887317 10 5    35,878      1,980,000                  Call      Sole         1
UnitedHealth Group   Com        91324P 10 2     6,716        119,500                  Call      Sole         1
Inc
Universal Health     SH BEN     91359E 10 5     2,660         80,000      SH                    Sole         1   80,000
Rlty Incm T          INT
Valero Energy Corp   Com        91913Y 10 0     3,109         27,500                  Call      Sole         1
New
Washington Group     Com New    938862 20 8     3,713         68,988      SH                    Sole         1   68,988
Intl Inc
Washington Group     Com New    938862 20 8     8,826        164,000                  Call      Sole         1
Intl Inc
Washington Group     Com New    938862 20 8     2,422         45,000                  Put       Sole         1
Intl Inc
Whole Foods Mkt Inc  Com        966837 10 6    13,243         98,500                  Call      Sole         1
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